The benefit from income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
The benefit from income taxes
Deferred	$ 77,701	$ (707,270)	$ 0
Effect of offset from Kansas property acquisition		406,946	0
Benefit from income taxes	77,701	(300,324)	0
Company calculated a net tax benefit	$ 516,531	$ 300,324	$ 0